Note 17 - Financial Instruments - Derivative Liabilities (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
ABN Bank [Member] | Interest Rate Swap June 3, 2016 [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 1,442.5
ABN Bank [Member] | Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 2,080
ABN Bank [Member] | Interest Rate Swap December 19, 2016 Second [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 2,125
Norddeutsche Landesbank Girozentrale Bank of Germany [Member] | Interest Rate Swap May 17, 2017 [Member]
Effective Date	May 17, 2017
Derivative, Notional Amount	$ 2,190
Alpha Bank [Member] | Interest Rate Swap March 29, 2018 [Member]
Effective Date	Mar. 29, 2018
Derivative, Notional Amount	$ 2,970